Supplementary Balance Sheet Detail (Tables)	3 Months Ended
Mar. 31, 2013
Balance Sheet Related Disclosures [Abstract]
Schedule Of Amounts Recognized In Balance Sheet

	At December 31,
	2011	2012
	(Dollars in thousands)
Accounts and notes receivable, net:
Trade	$224,905	$244,000
Allowance for doubtful accounts	(4,153)	(7,571)
	$220,752	$236,429
Inventories:
Raw materials and supplies	$168,982	$230,057
Work in process	205,968	213,948
Finished goods	73,821	73,293
	448,771	517,298
Reserves	(4,709)	(4,233)
	$444,062	$513,065
Property, plant and equipment:
Land and improvements	$34,896	$36,744
Buildings	175,588	182,838
Machinery and equipment and other	1,105,440	1,172,045
Construction in progress	115,508	140,732
	$1,431,432	$1,532,359
Other accrued liabilities:
Payrolls (including incentive programs)	$7,624	7,461
Customer prepayments	8,478	7,594
Employee compensation and benefits	11,680	10,335
Other	12,393	25,563
	$40,175	$50,953
Other long term obligations:
Postretirement benefits	$29,630	$30,465
Pension and related benefits	75,840	73,202
Other	25,830	21,338
	$131,300	$125,005

Schedule Of Analysis Of The Allowance For Doubtful Accounts

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at beginning of year	$4,545	$3,892	$4,153
Additions	1,004	1,438	5,159
Deductions	(1,657)	(1,177)	(1,741)
Balance at end of year	$3,892	$4,153	$7,571

Schedule Of Inventory Reserves

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at beginning of year	$2,518	$2,716	$4,709
Additions	2,844	4,154	4,052
Deductions	(2,646)	(2,161)	(4,528)
Balance at end of year	$2,716	$4,709	$4,233